NET SALES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of reconciliation from gross sales to net sales revenue

	12/31/2024	12/31/2023	12/31/2022
Gross sales	57,017,142	47,601,020	59,550,424
Sales deductions
Returns and cancellations	(234,643)	(155,950)	(91,291)
Discounts and rebates	(6,936,630)	(5,526,032)	(7,459,520)
	49,845,869	41,919,038	51,999,613
Taxes on sales	(2,442,587)	(2,163,463)	(2,168,667)
Net sales	47,403,282	39,755,575	49,830,946